Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	VERDE CLEAN FUELS, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This post-effective amendment (this “Post-Effective Amendment”) to the registration statement on Form S-1, as amended (Registration No. 333-271360) (the “Registration Statement”), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 2, 2023, is being filed by the Company to convert the Registration Statement on Form S-1 into a registration statement on Form S-3. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001841425
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE